Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

"

	Shares/ Principal	Fair Value
Common Stocks - 71.7%
Aerospace & Defense - 2.6%
General Dynamics Corp.	13,570	$2,463,769
Raytheon Technologies Corp.	60,655	4,686,812
		7,150,581
Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	21,975	3,735,530
Banks - 0.6%
JPMorgan Chase & Co.	10,900	1,659,307
Beverages - 1.1%
PepsiCo, Inc.	21,800	3,083,610
Biotechnology - 0.7%
AbbVie, Inc.	17,410	1,884,110
Building Products - 1.3%
Johnson Controls International PLC	57,675	3,441,467
Capital Markets - 0.8%
Nasdaq, Inc.	13,990	2,062,965
Chemicals - 7.5%
Air Products and Chemicals, Inc.	20,700	5,823,738
Albemarle Corp.	27,945	4,083,044
Ecolab, Inc.	14,800	3,168,236
Linde PLC	24,450	6,849,423
Sherwin-Williams Co. (The)	300	221,403
		20,145,844
Commercial Services & Supplies - 1.3%
Cintas Corp.	9,940	3,392,621
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	1,426
Electrical Equipment - 0.4%
nVent Electric PLC	40,470	1,129,518
Energy Equipment & Services - 0.0%†
Weatherford International PLC *	1,897	24,168
Food & Staples Retailing - 1.0%
Walmart, Inc.	20,700	2,811,681
Food Products - 1.0%
McCormick & Co., Inc.	30,540	2,722,946
Health Care Equipment & Supplies - 10.1%
Abbott Laboratories	36,675	4,395,132
Becton Dickinson and Co.	19,700	4,790,055
Medtronic PLC	45,600	5,386,728
Stryker Corp.	29,785	7,255,030
West Pharmaceutical Services, Inc.	19,400	5,466,532
		27,293,477
Health Care Providers & Services - 1.9%
CVS Health Corp.	16,090	1,210,451
UnitedHealth Group, Inc.	10,300	3,832,321
		5,042,772
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	15,320	3,433,825

	Shares/ Principal	Fair Value
Household Products - 2.1%
Colgate-Palmolive Co.	29,466	$2,322,805
Procter & Gamble Co. (The)	24,400	3,304,492
		5,627,297
Industrial Conglomerates - 5.8%
Carlisle Cos., Inc.	9,380	1,543,760
Honeywell International, Inc.	25,160	5,461,481
Roper Technologies, Inc.	21,440	8,647,610
		15,652,851
Insurance - 0.7%
Aflac, Inc.	6,300	322,434
Erie Indemnity Co., Class A	7,700	1,701,007
		2,023,441
IT Services - 4.6%
Accenture PLC, Class A	28,200	7,790,250
Visa, Inc., Class A	22,320	4,725,814
		12,516,064
Machinery - 2.4%
Donaldson Co., Inc.	22,029	1,281,207
Dover Corp.	22,500	3,085,425
Pentair PLC	35,670	2,222,954
		6,589,586
Multiline Retail - 1.9%
Target Corp.	25,900	5,130,013
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	13,700	1,435,623
EOG Resources, Inc.	21,700	1,573,901
Exxon Mobil Corp.	18,000	1,004,940
		4,014,464
Pharmaceuticals - 1.9%
Johnson & Johnson	23,100	3,796,485
Pfizer, Inc.	39,900	1,445,577
		5,242,062
Road & Rail - 1.1%
Norfolk Southern Corp.	10,900	2,926,868
Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc.	41,771	6,477,847
Texas Instruments, Inc.	39,000	7,370,610
		13,848,457
Software - 6.1%
Microsoft Corp.	70,035	16,512,152
Specialty Retail - 3.1%
Lowe's Cos., Inc.	23,300	4,431,194
Ross Stores, Inc.	31,800	3,813,138
		8,244,332
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	34,340	4,563,443

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Trading Companies & Distributors - 0.7%
WW Grainger, Inc.	4,670	$1,872,343
Total Common Stocks (Cost - $92,178,446)		193,779,221
Corporate Bonds and Notes - 8.4%
Aerospace & Defense - 0.2%
Lockheed Martin Corp., 4.70%, 5/15/46	$300,000	373,569
Northrop Grumman Corp., 5.25%, 5/1/50	100,000	129,220
		502,789
Agriculture - 0.2%
Altria Group, Inc., 3.40%, 5/6/30	250,000	260,756
Reynolds American, Inc., 5.70%, 8/15/35	300,000	355,501
		616,257
Airlines - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	100,000	106,580
Delta Air Lines, Inc., 2.90%, 10/28/24	100,000	99,857
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	200,000	212,971
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	50,000	51,875
		471,283
Auto Parts & Equipment - 0.1%
Adient US LLC, 7.00%, 5/15/26(a)	100,000	106,500
Aptiv Corp., 4.15%, 3/15/24	200,000	218,099
		324,599
Banks - 1.2%
Banco Santander SA, 2.75%, 12/3/30	200,000	190,286
Bank of America Corp.
3.50%, 4/19/26	500,000	547,878
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	99,668
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25(a)	200,000	174,054
BNP Paribas SA, 2.22%, (SOFR + 2.07%), 6/9/26(a),(b)	200,000	205,033
Citigroup, Inc., 2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	99,850
HSBC Holdings PLC
2.01%, (SOFR + 1.73%), 9/22/28(b)	200,000	196,417
2.85%, (SOFR + 2.39%), 6/4/31(b)	200,000	199,876
2.36%, (SOFR + 1.95%), 8/18/31(b)	200,000	192,333
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31(b)	400,000	460,561
Lloyds Banking Group PLC, 3.87%, (US 1 Year CMT T-Note + 3.50%), 7/9/25(b)	200,000	217,634

	Shares/ Principal	Fair Value

Banks (continued)
Morgan Stanley, 3.88%, 1/27/26	$500,000	$555,731
		3,139,321
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30	200,000	216,109
4.70%, 2/1/36	100,000	117,067
		333,176
Biotechnology - 0.0%†
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	50,000	46,206
Chemicals - 0.2%
Alpek SAB de CV, 3.25%, 2/25/31(a)	200,000	197,800
Braskem Netherlands Finance BV, 4.50%, 1/31/30(a)	200,000	200,934
Westlake Chemical Corp., 3.38%, 6/15/30	50,000	51,683
Yara International ASA, 3.15%, 6/4/30(a)	100,000	102,896
		553,313
Computers - 0.0%†
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	100,000	108,750
Cosmetics & Personal Care - 0.1%
Avon Products, Inc., 6.50%, 3/15/23	135,000	143,775
Diversified Financial Services - 0.1%
Capital One Financial Corp., 3.65%, 5/11/27	200,000	218,610
OneMain Finance Corp., 5.38%, 11/15/29	100,000	106,375
		324,985
Electric - 1.2%
Calpine Corp., 5.13%, 3/15/28(a)	100,000	100,465
Colbun SA, 3.15%, 3/6/30(a)	200,000	204,715
Dominion Energy, Inc.
3.90%, 10/1/25	200,000	219,905
3.38%, 4/1/30	100,000	105,964
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	132,836
Duke Energy Corp., 3.75%, 9/1/46	100,000	100,286
EDP Finance BV
3.63%, 7/15/24(a)	200,000	215,923
1.71%, 1/24/28(a)	200,000	192,641
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%), 7/29/69(a),(b)	400,000	421,000
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	213,784
Exelon Corp., 4.05%, 4/15/30	200,000	221,855
InterGen NV, 7.00%, 6/30/23(a)	200,000	193,000
Israel Electric Corp. Ltd., 4.25%, 8/14/28(a)	200,000	222,000

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Electric (continued)
PacifiCorp, 6.10%, 8/1/36	$100,000	$134,481
Southern Co. (The), 3.25%, 7/1/26	300,000	321,040
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	100,000	102,236
		3,102,131
Electrical Components & Equipment - 0.0%†
WESCO Distribution, Inc., 7.13%, 6/15/25(a)	100,000	109,350
Electronics - 0.1%
Flex Ltd., 4.88%, 5/12/30	200,000	226,305
FLIR Systems, Inc., 2.50%, 8/1/30	50,000	48,915
		275,220
Entertainment - 0.0%†
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	100,000	100,866

Environmental Control - 0.0%†
Harsco Corp., 5.75%, 7/31/27(a)	100,000	102,375
Food - 0.2%
B&G Foods, Inc., 5.25%, 9/15/27	100,000	104,062
Cencosud SA, 4.38%, 7/17/27(a)	200,000	220,772
Kraft Heinz Foods Co., 3.88%, 5/15/27	100,000	109,386
		434,220
Healthcare-Products - 0.0%†
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	99,174
Healthcare-Services - 0.3%
Anthem, Inc.
4.10%, 3/1/28	100,000	112,409
2.25%, 5/15/30	55,000	53,990
4.65%, 1/15/43	100,000	118,296
CHS/Community Health Systems, Inc., 5.63%, 3/15/27(a)	100,000	105,180
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	101,715
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	143,286
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	38,397
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	248,940
		922,213
Home Builders - 0.0%†
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(a)	100,000	103,250
Insurance - 0.4%
Aflac, Inc., 3.60%, 4/1/30	100,000	109,314
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	199,969
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	300,000	347,637

	Shares/ Principal	Fair Value

Insurance (continued)
Marsh & McLennan Cos., Inc., 4.38%, 3/15/29	$100,000	$114,585
Metropolitan Life Global Funding I, 2.95%, 4/9/30(a)	150,000	156,189
Prudential PLC, 3.13%, 4/14/30	200,000	210,815
Willis North America, Inc., 2.95%, 9/15/29	50,000	51,597
		1,190,106
Internet - 0.2%
Alibaba Group Holding Ltd., 4.40%, 12/6/57	200,000	228,397
Netflix, Inc.
5.38%, 11/15/29(a)	100,000	118,255
4.88%, 6/15/30(a)	100,000	115,154
Tencent Holdings Ltd., 2.39%, 6/3/30(a)	200,000	193,017
		654,823
Leisure Time - 0.0%†
NCL Corp Ltd., 5.88%, 3/15/26(a)	100,000	101,339
Lodging - 0.2%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	200,000	199,569
Las Vegas Sands Corp., 3.90%, 8/8/29	100,000	102,959
Studio City Finance Ltd., 5.00%, 1/15/29(a)	200,000	200,740
		503,268
Machinery-Construction & Mining - 0.1%
Caterpillar, Inc.
2.60%, 4/9/30	50,000	51,144
3.25%, 4/9/50	100,000	101,850
		152,994
Machinery-Diversified - 0.0%†
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	50,000	52,876
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	197,739
Comcast Corp., 3.15%, 2/15/28	200,000	215,652
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26(a)	100,000	71,976
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	100,000	105,123
Univision Communications, Inc., 5.13%, 2/15/25(a)	100,000	101,000
		691,490

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Multi-National - 0.1%
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	$200,000	$220,900
Oil & Gas - 0.5%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	208,339
BP Capital Markets America, Inc., 3.94%, 9/21/28	100,000	111,186
Canadian Natural Resources Ltd., 3.85%, 6/1/27	300,000	324,452
Exxon Mobil Corp., 2.61%, 10/15/30	100,000	101,720
Harvest Operations Corp., 4.20%, 6/1/23(a)	100,000	107,489
Occidental Petroleum Corp., 6.13%, 1/1/31	100,000	110,420
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	76,000
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29(a)	100,000	99,625
Total Capital International SA, 3.46%, 2/19/29	100,000	108,593
		1,247,824
Oil & Gas Services - 0.0%†
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc., 4.49%, 5/1/30	50,000	56,922
Packaging & Containers - 0.2%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	49,659
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(a)	100,000	100,000
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	100,000	102,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.00%, 10/15/27(a)	100,000	98,000
WRKCo, Inc., 3.00%, 6/15/33	50,000	50,614
		401,148
Pharmaceuticals - 0.4%
AbbVie, Inc.
2.95%, 11/21/26	100,000	106,472
3.20%, 11/21/29	100,000	106,307
4.55%, 3/15/35	100,000	115,894
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	112,844
Cigna Corp., 4.38%, 10/15/28	150,000	170,812
CVS Health Corp.
4.30%, 3/25/28	57,000	64,712
4.78%, 3/25/38	100,000	118,044
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 4/1/29(a)	100,000	101,022

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Prestige Brands, Inc., 3.75%, 4/1/31(a)	$100,000	$95,375
		991,482
Pipelines - 0.6%
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	100,000	104,017
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(a)	100,000	98,500
Enable Midstream Partners LP, 4.95%, 5/15/28	100,000	110,179
Energy Transfer LP, 4.75%, 1/15/26	100,000	110,989
Enterprise Products Operating LLC
3.13%, 7/31/29	100,000	105,389
4.45%, 2/15/43	100,000	108,560
MPLX LP, 4.88%, 6/1/25	100,000	112,615
Rattler Midstream LP, 5.63%, 7/15/25(a)	100,000	104,412
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	400,000	455,086
TransCanada PipeLines Ltd.
4.25%, 5/15/28	100,000	112,345
4.88%, 5/15/48	200,000	236,058
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	52,966
		1,711,116
REITS - 0.2%
AvalonBay Communities, Inc., 2.45%, 1/15/31	100,000	99,572
National Retail Properties, Inc., 4.30%, 10/15/28	300,000	334,172
		433,744
Retail - 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	100,000	102,250
Dollar Tree, Inc., 4.20%, 5/15/28	200,000	224,155
Murphy Oil USA, Inc., 4.75%, 9/15/29	100,000	105,000
Walmart, Inc., 3.55%, 6/26/25	100,000	110,213
		541,618
Semiconductors - 0.1%
SK Hynix, Inc., 2.38%, 1/19/31(a)	200,000	188,974
Software - 0.0%†
Fiserv, Inc., 2.65%, 6/1/30	100,000	100,641
Telecommunications - 0.3%
Altice France SA, 5.50%, 1/15/28(a)	200,000	205,250
CommScope Technologies LLC, 5.00%, 3/15/27(a)	100,000	99,063
T-Mobile USA, Inc.
3.88%, 4/15/30(a)	300,000	326,919
3.30%, 2/15/51(a)	100,000	93,457
		724,689

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

		Shares/ Principal	Fair Value

Textiles - 0.1%
Mohawk Industries, Inc., 3.63%, 5/15/30		$200,000	$214,357
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		200,000	226,767
CSX Corp., 4.10%, 3/15/44		100,000	110,016
FedEx Corp., 4.05%, 2/15/48		200,000	217,331
United Parcel Service, Inc., 5.30%, 4/1/50		200,000	270,436
			824,550
Total Corporate Bonds and Notes (Cost - $22,025,653)			22,818,114
U.S. Treasury Securities - 5.5%
U.S. Treasury Note
0.13%, 11/30/22		$700,000	699,809
0.13%, 1/15/24		400,000	397,937
1.13%, 2/28/25		750,000	763,799
0.25%, 6/30/25		900,000	881,437
0.25%, 7/31/25		1,100,000	1,075,551
0.25%, 8/31/25		500,000	488,144
0.25%, 9/30/25		1,900,000	1,852,352
0.38%, 11/30/25		2,065,000	2,018,941
0.38%, 12/31/25		2,150,000	2,098,686
U.S. Treasury Bond
1.13%, 5/15/40		325,000	264,418
1.13%, 8/15/40		580,000	470,162
3.13%, 11/15/41		265,000	301,127
2.50%, 5/15/46		915,000	930,190
2.25%, 8/15/46		485,000	469,370
2.75%, 8/15/47		150,000	159,850
2.75%, 11/15/47		265,000	282,525
3.13%, 5/15/48		100,000	114,340
3.00%, 8/15/48		330,000	369,304
2.88%, 5/15/49		100,000	109,484
2.25%, 8/15/49		100,000	96,395
1.25%, 5/15/50		430,000	323,407
U.S. Treasury Inflation Indexed Bond, 3.63%, 4/15/28		533,709	718,214
Total U.S. Treasury Securities (Cost - $15,017,974)			14,885,442
Asset Backed and Commercial Backed Securities - 4.8%
Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	EUR	250,000	293,293
AMMC CLO 21 Ltd., 2.30%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)		300,000	298,668
AMMC CLO XI Ltd., 2.11%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)		400,000	396,918

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Antares CLO 2018-1 Ltd., 1.87%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)		$250,000	$245,850
Atrium XIV LLC, 1.67%, (3 Month US Libor + 1.45%), 8/23/30 (a),(b)		300,000	300,013
BlueMountain Fuji Eur CLO V DAC, 1.55%, (3 Month EUR Libor + 1.55%), 1/15/33 (a),(b)	EUR	250,000	293,832
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)		73,592	74,934
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(c)		114,599	119,431
Carlyle GMS Finance MM CLO 2015-1 LLC, 2.44%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)		250,000	244,302
CARLYLE US CLO 2017-4 Ltd., 3.04%, (3 Month US Libor + 2.80%), 1/15/30 (a),(b)		200,000	192,217
Cent CLO 21 Ltd., 3.41%, (3 Month US Libor + 3.20%), 7/27/30 (a),(b)		250,000	245,052
CF Hippolyta LLC
1.69%, 7/15/60(a)		95,438	95,256
1.53%, 3/15/61(a)		100,000	99,603
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(c)		68,760	70,827
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(c)		69,145	68,489
DBCG 2017-BBG Mortgage Trust, 0.81%, (1 Month US Libor + 0.70%), 6/15/34 (a),(b)		160,000	159,898
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.55%, 9/10/35 (a),(c)		250,000	272,388
Ellington CLO III Ltd., 1.87%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)		240,394	238,682
Fannie Mae Connecticut Avenue Securities
5.36%, (1 Month US Libor + 5.25%), 10/25/23(b)		100,693	103,720
4.51%, (1 Month US Libor + 4.40%), 1/25/24(b)		148,424	152,562
2.71%, (1 Month US Libor + 2.60%), 5/25/24(b)		168,682	170,421
2.71%, (1 Month US Libor + 2.60%), 5/25/24(b)		167,061	164,417
3.01%, (1 Month US Libor + 2.90%), 7/25/24(b)		133,337	134,804
3.11%, (1 Month US Libor + 3.00%), 7/25/24(b)		257,336	253,824

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
5.01%, (1 Month US Libor + 4.90%), 11/25/24(b)		$186,524	$191,947
4.11%, (1 Month US Libor + 4.00%), 5/25/25(b)		71,198	72,044
4.11%, (1 Month US Libor + 4.00%), 5/25/25(b)		47,416	47,947
5.11%, (1 Month US Libor + 5.00%), 7/25/25(b)		100,765	103,345
5.11%, (1 Month US Libor + 5.00%), 7/25/25(b)		45,757	46,319
6.11%, (1 Month US Libor + 6.00%), 9/25/28(b)		117,269	123,585
4.36%, (1 Month US Libor + 4.25%), 1/25/29(b)		185,223	192,651
4.56%, (1 Month US Libor + 4.45%), 1/25/29(b)		92,750	96,844
3.76%, (1 Month US Libor + 3.65%), 9/25/29(b)		185,968	190,720
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)		149,669	147,883
Freddie Mac Structured Agency Credit Risk Debt Notes
4.11%, (1 Month US Libor + 4.00%), 8/25/24(b)		188,796	193,177
4.26%, (1 Month US Libor + 4.15%), 1/25/25(b)		14,217	14,254
4.01%, (1 Month US Libor + 3.90%), 12/25/27(b)		171,187	173,995
4.81%, (1 Month US Libor + 4.70%), 4/25/28(b)		230,762	238,933
5.66%, (1 Month US Libor + 5.55%), 7/25/28(b)		511,533	538,120
4.76%, (1 Month US Libor + 4.65%), 10/25/28(b)		345,082	360,493
5.26%, (1 Month US Libor + 5.15%), 11/25/28(b)		212,876	222,948
3.66%, (1 Month US Libor + 3.55%), 8/25/29(b)		211,083	219,392
2.46%, (1 Month US Libor + 2.35%), 4/25/30(b)		180,893	185,322
Halcyon Loan Advisors Funding 2018-1 Ltd., 2.02%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)		170,000	169,811
Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	588,389
Invitation Homes 2017-SFR2 Trust, 0.96%, (1 Month US Libor + 0.85%), 12/17/36 (a),(b)		143,346	143,346

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
LCM XXV Ltd., 2.52%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)		$440,000	$437,706
Madison Park Euro Funding VIII DAC
0.95%, (3 Month EUR Libor + 0.95%), 4/15/32(a),(b)	EUR	600,000	706,020
1.70%, (3 Month EUR Libor + 1.70%), 4/15/32(a),(b)	EUR	250,000	294,387
Madison Park Funding XXII Ltd., 2.24%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)		250,000	249,263
Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(c)		62,215	62,463
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(c)		171,717	179,419
Neuberger Berman Loan Advisers CLO 27 Ltd., 1.34%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)		649,000	646,085
NZCG Funding Ltd., 1.74%, (3 Month US Libor + 1.55%), 2/26/31 (a),(b)		200,000	200,033
Octagon Investment Partners 33 Ltd., 2.97%, (3 Month US Libor + 2.75%), 1/20/31 (a),(b)		100,000	97,846
Octagon Investment Partners 35 Ltd., 1.32%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)		500,000	496,796
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(c)		50,654	51,029
Provident Funding Mortgage Trust 2020-1, 3.00%, 2/25/50 (a),(c)		46,967	47,076
Strata CLO I Ltd., 2.44%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)		200,000	198,535
Towd Point Mortgage Trust 2015-2, 2.75%, 11/25/60 (a),(c)		28,198	28,234
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(c)		75,753	76,919
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(c)		103,594	104,993
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(c)		75,393	76,655
Voya CLO 2014-1 Ltd., 3.02%, (3 Month US Libor + 2.80%), 4/18/31 (a),(b)		200,000	188,136
Total Asset Backed and Commercial Backed Securities (Cost - $13,115,379)			13,092,461
Agency Mortgage Backed Securities - 3.6%
Federal National Mortgage Association - 2.9%
Fannie Mae Pool, 3.00%, 11/1/48		838,729	880,069

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

		Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
Federal National Mortgage Association
2.00%, 4/1/36(d)		$1,950,000	$2,000,273
2.50%, 4/1/51(d)		4,790,000	4,910,498
			7,790,840
Government National Mortgage Association - 0.7%
Ginnie Mae II Pool
2.00%, 10/20/50		969,813	979,209
2.50%, 10/20/50		959,766	990,266
			1,969,475
Total Agency Mortgage Backed Securities (Cost - $9,787,233)			9,760,315
Exchange Traded Funds - 0.9%
Debt Funds - 0.9%
Invesco Senior Loan ETF (Cost - $2,367,841)		106,000	2,345,780
Sovereign Debts - 0.9%
Colombia Government International Bond, 5.00%, 6/15/45		200,000	212,630
Dominican Republic International Bond, 8.90%, 2/15/23 (a)	DOP	8,000,000	145,557
Indonesia Government International Bond, 4.35%, 1/8/27 (a)		200,000	224,092
Iraq International Bond, 5.80%, 1/15/28 (a)		218,750	206,618
Mexico Government International Bond, 4.50%, 4/22/29		200,000	221,574
Panama Government International Bond, 3.75%, 4/17/26 (a)		70,000	75,068
Peruvian Government International Bond, 2.78%, 1/23/31		200,000	199,802
Republic of Belarus International Bond, 7.63%, 6/29/27 (a)		200,000	204,830
Republic of South Africa Government International Bond, 5.88%, 6/22/30		200,000	213,988
Russian Foreign Bond - Eurobond, 4.88%, 9/16/23 (a)		200,000	217,900
Turkey Government International Bond, 5.25%, 3/13/30		200,000	177,300
Ukraine Government International Bond, 7.38%, 9/25/32 (a)		200,000	201,012
Uruguay Government International Bond, 3.70%, 6/26/37	UYU	5,803,990	146,083
Total Sovereign Debts (Cost - $2,522,696)			2,446,454

	Shares/ Principal	Fair Value
Municipal Bonds - 0.8%
California Health Facilities Financing Authority
2.93%, 6/1/32	$45,000	$46,719
2.98%, 6/1/33	40,000	41,397
3.03%, 6/1/34	30,000	30,626
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	160,000	198,368
City of San Francisco CA Public Utilities Commission Water Revenue, 3.47%, 11/1/43	165,000	173,106
County of Broward FL Airport System Revenue, 3.48%, 10/1/43	50,000	51,427
Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49	135,000	140,448
Gilroy Unified School District, 3.36%, 8/1/47	100,000	100,606
Greenville City School District, 3.54%, 1/1/51	110,000	109,908
Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	89,211
Metro Wastewater Reclamation District, 3.16%, 4/1/41	70,000	71,460
Metropolitan St Louis Sewer District, 3.26%, 5/1/45	105,000	107,134
Metropolitan Transportation Authority, 4.00%, 11/15/45	95,000	105,902
New York State Dormitory Authority, 3.14%, 7/1/43	45,000	43,402
Salt Lake City Corp., 3.10%, 4/1/38	40,000	40,344
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27	90,000	98,359
State of Illinois, 5.10%, 6/1/33	120,000	135,104
State of New Jersey, 3.00%, 6/1/32	110,000	122,459
State of Oregon Department of Transportation, 3.17%, 11/15/38	60,000	62,635
State of Texas, 3.21%, 4/1/44	85,000	88,724
Texas State University System
2.94%, 3/15/33	35,000	36,270
3.29%, 3/15/40	30,000	30,504
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41	80,000	78,881
Utah Transit Authority, 3.44%, 12/15/42	60,000	63,541
Total Municipal Bonds (Cost - $2,010,192)		2,066,535

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Term Loans - 0.8%
24 Hour Fitness Worldwide, Inc., 0.00%, 12/29/25 (e)	$30,127	$26,135
Adient U.S LLC, 4.44%, (3 Months US Libor + 4.25%), 5/6/24 (b)	58,950	58,876
ADMI Corp., 3.75%, (1 Months US Libor + 3.25%), 12/23/27 (b)	4,096	4,056
AI Convoy (Luxembourg) Sarl, 4.50%, (3 Months US Libor + 3.50%), 1/18/27 (b)	19,950	19,915
Alliant Holdings Intermediate LLC, 3.36%, (1 Months US Libor + 3.40%), 5/9/25 (b)	38,512	38,007
Altra Industrial Motion Corp., 2.11%, (1 Months US Libor + 2.00%), 10/1/25 (b)	14,177	14,060
Amentum Government Services Holdings LLC, 5.50%, (3 Months US Libor + 4.75%), 1/29/27 (b)	10,000	10,012
American Airlines, Inc., 0.00%, 4/20/28 (e)	6,131	6,275
Arches Buyer, Inc., 3.75%, (1 Months US Libor + 3.25%), 12/6/27 (b)	6,470	6,419
AssuredPartners, Inc., 3.61%, (1 Months US Libor + 3.50%), 2/12/27 (b)	29,675	29,316
Astoria Energy LLC, 4.50%, (3 Months US Libor + 3.50%), 12/10/27 (b)	1,249	1,249
Asurion LLC
3.11%, (1 Months US Libor + 3.00%), 11/3/23(b)	16,617	16,562
3.36%, 12/23/26	9,162	9,098
3.36%, (1 Months US Libor + 3.25%), 7/31/27(b)	8,463	8,398
5.36%, (1 Months US Libor + 5.25%), 1/29/28(b)	354	360
athenahealth, Inc., 4.45%, (3 Months US Libor + 4.25%), 2/11/26 (b)	23,174	23,193
Avis Budget Car Rental LLC, 2.36%, (1 Months US Libor + 2.25%), 8/6/27 (b)	85,292	83,067
Banijay Entertainment SAS, 3.85%, (1 Months US Libor + 3.75%), 3/1/25 (b)	18,871	18,651
Barracuda Networks, Inc., 4.50%, (3 Months US Libor + 3.75%), 2/12/25 (b)	6,482	6,472
Bausch Health Companies, Inc., 3.11%, (1 Months US Libor + 3.00%), 6/2/25 (b)	35,486	35,352

	Shares/ Principal	Fair Value
Term Loans (continued)
Blackboard, Inc., 7.00%, (3 Months US Libor + 6.00%), 6/30/24 (b)	$23,889	$23,788
Buckeye Partners LP, 2.36%, (3 Months US Libor + 2.25%), 11/1/26 (b)	20,548	20,440
BWay Holding Co., 3.44%, (3 Months US Libor + 3.25%), 4/3/24 (b)	29,717	29,048
Caesars Resort Collection LLC, 2.86%, (1 Months US Libor + 2.75%), 12/23/24 (b)	29,165	28,715
Cardtronics USA, Inc., 5.00%, (1 Months US Libor + 4.00%), 6/29/27 (b)	11,430	11,402
CCI Buyer, Inc., 4.75%, (3 Months US Libor + 4.00%), 12/17/27 (b)	1,305	1,306
Cengage Learning, Inc., 5.25%, (3 Months US Libor + 4.25%), 6/7/23 (b)	9,948	9,830
Citadel Securities LP, 2.62%, (3 Months US Libor + 2.50%), 2/2/28 (b)	10,000	9,883
City Brewing Co., LLC, 0.00%, 3/31/28 (e)	7,407	7,389
Clarios Global LP, 3.36%, (1 Months US Libor + 3.25%), 4/30/26 (b)	19,393	19,175
Clear Channel Outdoor Holdings, Inc., 3.71%, (3 Months US Libor + 3.50%), 8/21/26 (b)	9,924	9,519
CNT Holdings I Corp., 4.50%, (1 Months US Libor + 3.75%), 11/8/27 (b)	1,797	1,792
Commscope, Inc., 3.36%, (1 Months US Libor + 3.25%), 4/6/26 (b)	29,624	29,403
Coty, Inc., 0.00%, 4/7/25 (e)	95,822	91,945
CPC Acquisition Corp., 4.50%, (3 Months US Libor + 3.75%), 12/29/27 (b)	3,236	3,234
CSC Holdings LLC, 2.36%, (1 Months US Libor + 2.25%), 7/17/25 (b)	36,560	36,019
Cushman & Wakefield U.S. Borrower, LLC., 2.86%, (3 Months US Libor + 2.75%), 8/21/25 (b)	9,975	9,761
Cyanco Intermediate 2 Corp., 3.61%, (1 Months US Libor + 3.50%), 3/16/25 (b)	12,916	12,829
DCert Buyer, Inc., 4.11%, (1 Months US Libor + 4.00%), 10/16/26 (b)	19,800	19,748
Delta Air Lines, Inc., 4.75%, (3 Months US Libor + 3.75%), 10/20/27 (b)	5,518	5,789
Dun & Bradstreet Corp. (The), 3.36%, 2/6/26	965	959

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Term Loans (continued)
Dynasty Acquisition Co., Inc.
3.70%, 4/6/26(e)	$80,345	$77,738
3.70%, 4/6/26(e)	43,196	41,794
Edelman Financial Center, 0.00%, 4/5/28 (e)	20,000	19,875
eResearch Technology, Inc., 0.00%, 2/4/27 (e)	4,331	4,334
First Brands Group, LLC, 6.00%, (3 Months US Libor + 5.00%), 3/30/27 (b)	19,747	19,722
First Eagle Holdings, Inc., 2.70%, (3 Months US Libor + 2.50%), 2/1/27 (b)	19,849	19,568
Global Tel Link Corp., 4.36%, (1 Months US Libor + 4.25%), 11/29/25 (b)	39,198	36,811
Gray Television, Inc., 2.62%, (1 Months US Libor + 2.50%), 1/2/26 (b)	35,504	35,244
Great Outdoors Group, LLC, 5.00%, (3 Months US Libor + 4.25%), 3/5/28 (b)	24,608	24,620
Greeneden US Holdings II LLC, 4.75%, (1 Months US Libor + 4.00%), 12/1/27 (b)	9,678	9,671
Grifols Worldwide Operations USA, Inc., 2.08%, (1 Months US Libor + 2.00%), 11/15/27 (b)	19,750	19,519
Harbor Freight Tools USA, Inc., 3.75%, (1 Months US Libor + 3.25%), 10/19/27 (b)	12,769	12,745
Hercules Achievement, Inc., 0.00%, 12/16/24 (e)	85,463	82,563
Highline AfterMarket Acquisition LLC, 5.25%, (3 Months US Libor + 4.50%), 11/9/27 (b)	6,922	6,922
Horizon Therapeutics USA, Inc., 2.13%, (1 Months US Libor + 2.00%), 5/22/26 (b)	46,835	46,645
Hyland Software, Inc., 4.25%, (1 Months US Libor + 3.50%), 7/1/24 (b)	7,424	7,412
Idera, Inc., 4.50%, (1 Months US Libor + 3.75%), 2/4/28 (b)	2,951	2,928
IGT Holding IV AB, 0.00%, 3/29/28 (e)	16,484	16,422
Ineos US Petrochem, LLC, 3.25%, (3 Months US Libor + 2.75%), 1/29/26 (b)	7,530	7,502
IRB Holding Corp., 4.25%, (3 Months US Libor + 3.25%), 12/15/27 (b)	6,605	6,574

	Shares/ Principal	Fair Value
Term Loans (continued)
Ivanti Software, Inc., 5.75%, (3 Months US Libor + 4.75%), 12/1/27 (b)	$10,000	$10,029
Jane Street Group, LLC, 2.86%, (1 Months US Libor + 2.75%), 1/31/28 (b)	8,618	8,519
JBS USA LUX SA, 2.11%, 5/1/26	36,747	36,495
Jefferies Finance, LLC, 4.50%, (1 Months US Libor + 3.75%), 9/30/27 (b)	7,975	7,905
Kenan Advantage Group, Inc. (The), 0.00%, 3/12/26 (e)	49,875	49,516
Klockner Pentaplast of America, Inc., 0.00%, 2/12/26 (e)	6,900	6,875
Knowlton Development Corp., Inc., 3.86%, (1 Months US Libor + 3.75%), 12/22/25 (b)	9,034	8,918
Kuehg Corp., 0.00%, 2/21/25 (e)	40,000	39,056
Legalzoom.com, Inc., 4.61%, (1 Months US Libor + 4.50%), 11/21/24 (b)	17,428	17,341
Logmein, Inc., 4.85%, (1 Months US Libor + 4.75%), 8/31/27 (b)	32,784	32,671
Lummus Technology Holdings, LLC, 3.61%, (1 Months US Libor + 3.50%), 6/30/27 (b)	3,588	3,569
MH Sub I, LLCMH Sub I, LLC, 4.75%, (1 Months US Libor + 3.75%), 9/13/24 (b)	4,392	4,388
Milano Acquisition Corp., 4.75%, (3 Months US Libor + 4.00%), 10/1/27 (b)	28,686	28,543
Mitchell International, Inc., 4.75%, (1 Months US Libor + 4.25%), 11/29/24 (b)	19,850	19,865
Navistar, Inc., 3.62%, (1 Months US Libor + 3.50%), 11/6/24 (b)	59,086	59,071
Numericable U.S. LLC, 4.20%, (3 Months US Libor + 4.00%), 8/14/26 (b)	9,868	9,834
Pathway Vet Alliance LLC, 3.86%, (1 Months US Libor + 3.75%), 3/31/27 (b)	15,830	15,715
Peraton Corp.
0.00%, 2/1/28(e)	4,886	4,882
0.00%, 2/24/28(e)	8,600	8,593
Perforce Software, Inc., 3.86%, (1 Months US Libor + 3.75%), 7/1/26 (b)	5,365	5,306
PetsMart, LLC, 4.50%, (3 Months US Libor + 3.75%), 2/12/28 (b)	3,544	3,536

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Term Loans (continued)
Phoenix Guarantor, Inc., 3.36%, (1 Months US Libor + 3.25%), 3/5/26 (b)	$22,511	$22,244
Pitney Bowes, Inc., 0.00%, 3/12/28 (e)	37,578	37,499
Playtika Holding Corp., 0.00%, 3/5/28 (e)	4,269	4,242
Pluto Acquisition I, Inc., 5.50%, (1 Months US Libor + 5.00%), 6/22/26 (b)	1,961	1,961
Prime Security Services Borrower, LLC, 3.50%, (1 Year US Libor + 2.75%), 9/23/26 (b)	17,961	17,876
Quest Software U.S. Holdings, Inc., 4.46%, (3 Months US Libor + 4.25%), 5/16/25 (b)	19,898	19,848
Radiate Holdco LLC, 4.25%, (1 Months US Libor + 3.50%), 9/25/26 (b)	3,369	3,366
Rent-A-Center, Inc., 4.75%, (1 Months US Libor + 4.00%), 2/17/28 (b)	2,381	2,391
Sedgwick Claims Management Services, Inc., 3.36%, (1 Months US Libor + 3.25%), 12/31/25 (b)	9,988	9,845
Sinclair Television Group, Inc., 2.36%, (1 Months US Libor + 2.25%), 1/3/24 (b)	82,685	82,065
Staples, Inc., 5.21%, (3 Months US Libor + 5.00%), 4/16/26 (b)	19,608	19,102
Surf Holdings SARL, 3.68%, (3 Months US Libor + 3.50%), 3/5/27 (b)	31,200	30,870
Thor Industries, Inc., 3.13%, (1 Months US Libor + 3.00%), 2/1/26 (b)	56,011	56,020
TIBCO Software, Inc., 3.86%, (1 Months US Libor + 3.75%), 6/30/26 (b)	19,850	19,571
Truck Hero, Inc., 4.50%, (1 Months US Libor + 3.75%), 1/29/28 (b)	2,181	2,174
U.S. Silica Co., 0.00%, 5/1/25 (e)	16,097	15,513
UKG Inc., 4.00%, (3 Months US Libor + 3.25%), 5/4/26 (b)	5,227	5,227
Univision Communications, Inc., 4.75%, (1 Months US Libor + 3.75%), 3/15/26 (b)	14,668	14,643
Ventia Finco Pty Ltd., 5.00%, (3 Months US Libor + 4.00%), 5/21/26 (b)	40,912	40,911
Veritas US, Inc., 0.00%, 9/1/25 (e)	15,034	15,046
Verscend Holding Corp., 4.61%, (1 Months US Libor + 4.50%), 8/27/25 (b)	9,873	9,862

	Shares/ Principal	Fair Value
Term Loans (continued)
Vertical Midco Gmbh, 4.48%, (3 Months US Libor + 4.25%), 7/30/27 (b)	$15,740	$15,764
Virgin Media Bristol LLC, 0.00%, 1/31/29 (e)	3,042	3,034
Waystar Technologies, Inc., 4.11%, (1 Months US Libor + 4.00%), 10/22/26 (b)	19,800	19,788
Woof Holdings, Inc., 4.50%, (3 Months US Libor + 3.75%), 12/21/27 (b)	2,368	2,356
Zayo Group Holdings, Inc., 3.11%, (1 Months US Libor + 3.00%), 3/9/27 (b)	26,791	26,556
Total Term Loans (Cost - $2,166,835)		2,174,457
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)	1,589	3,973
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
Dreyfus Government Cash Management, 0.03%(f)	9,177,246	9,177,246
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(f)	4,249,112	4,249,112
Total Short-Term Investments (Cost - $13,426,358)		13,426,358
Total Investments - 102.4% (Cost - $174,620,752)		$276,799,110
Other Assets Less Liabilities - Net (2.4)%		(6,446,258)
Total Net Assets - 100.0%		$270,352,852

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $18,579,854 or 6.9% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	The loan will settle after March 31, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
DOP	-	Dominican Peso
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate
UYU	-	Uruguayan Peso

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	JP Morgan Securities LLC	25	6/30/2021	$5,518,164	$(3,838)
U.S. 5 Year Note Future	JP Morgan Securities LLC	45	6/30/2021	5,552,930	(43,650)
U.S. Long Bond Future	JP Morgan Securities LLC	1	6/21/2021	154,594	(5,438)
U.S. Ultra Bond Future	JP Morgan Securities LLC	7	6/21/2021	1,268,531	(51,297)
					(104,223)
Short Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	2	6/18/2021	219,200	260
S&P 500 E-Mini Future	Goldman Sachs & Co.	43	6/18/2021	8,529,910	(85,892)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	5	6/18/2021	1,302,650	5,400
U.S. 10 Year Ultra Future	JP Morgan Securities LLC	7	6/21/2021	1,005,812	34,374
					(45,858)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(150,081)

Interest Rate Swaptions Purchased

Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Citibank NA	Call - IRS Swaption	Receive 3 month US Libor	Pays 1.94%	09/03/21	$1,700,000	$28,355	$18,870	$9,485
Citibank NA	Call - IRS Swaption	Pays 3 months US Libor	Receives 0.90%	09/16/21	4,700,000	11,173	24,792	(13,619)
Deutsche Bank	Call - IRS Swaption	Receive 3 month US Libor	Pays 2.09%	09/27/21	1,700,000	22,939	19,550	3,389
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$62,467	$63,212	$(745)

*	The Fund may receive or pay a variable rate.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Citibank NA	Put - IRS Swaption	Receive 3 month US Libor	Pays 1.39%	09/16/21	$4,700,000	$(29,069)	$(24,323)	$(4,746)
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(29,069)	$(24,323)	$(4,746)

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	US-CPI	1.91%	01/14/29	$500,000	$22,377	$–	$22,377
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$22,377	$–	$22,377

Currency Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Quarterly	3 Month US Libor + 2.87%	2.50%	05/04/21	$232,400	$(6,413)	$–	$(6,413)
Citibank NA	Quarterly	3 Month US Libor + 1.25%	3 Month Euribor + 1.10%	10/30/21	555,000	(30,477)	–	(30,477)
Citibank NA	Quarterly	3 Month US Libor + 1.25%	3 Month Euribor + 1.05%	11/22/21	552,500	(33,119)	–	(33,119)
Citibank NA	Quarterly	3 Month US Libor + 1.17%	3 Month Euribor + 1.05%	12/10/21	943,500	(52,977)	–	(52,977)
TOTAL NET UNREALIZED DEPRECIATION ON CURRENCY SWAPS							$–	$(122,986)

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	Nabors Industries, Inc.	Quarterly	Sell	–	1.00%	CCC-	12/20/21	$170,000	$5,674	$1,779	$3,895

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Credit Default Swaps (continued)
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	American Airlines Group, Inc.	Quarterly	Buy	5.00%	–	CCC	12/20/21	$100,000	$21	$(4,832)	$4,853
Citibank NA	Avon Products, Inc.	Quarterly	Sell	–	5.00%	BB-	03/20/23	135,000	(8,973)	(7,732)	(1,241)
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	–	CCC-	12/20/23	170,000	(36,261)	(13,831)	(22,430)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	–	–	12/20/23	1,050,000	8,410	5,790	2,620
Citibank NA	Royal Caribbean Cruises Ltd.	Quarterly	Buy	5.00%	–	B	12/20/25	100,000	3,099	(2,809)	5,908
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	12/20/25	100,000	(11,721)	(14,749)	3,028
JP Morgan	Macy's Retail Holdings LLC	Quarterly	Buy	1.00%	–	B	12/20/25	100,000	(12,913)	(17,587)	4,674
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	–	NR	12/20/25	80,000	(582)	(500)	(82)
JP Morgan	United Airlines Holdings, Inc.	Quarterly	Buy	5.00%	–	B	12/20/25	100,000	4,092	117	3,975
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(49,154)	$(54,354)	$5,200

*	Using S&P’s rating of the issuer or the underlying securities of the index.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/06/21	JP Morgan Chase Bank	965,000	TRY	117,154	USD	$(1,077)
04/06/21	JP Morgan Chase Bank	115,293	USD	965,000	TRY	(785)
05/20/21	JP Morgan Chase Bank	860,000	SGD	649,179	USD	(9,272)
05/20/21	JP Morgan Chase Bank	641,489	USD	860,000	SGD	1,583
06/02/21	Deutsche Bank	2,000,000,000	IDR	138,987	USD	(1,967)
06/02/21	JP Morgan Chase Bank	1,062,000,000	IDR	73,791	USD	(1,033)
06/02/21	Deutsche Bank	50,403	USD	723,000,000	IDR	870
06/17/21	JP Morgan Chase Bank	530,000	AUD	412,043	USD	(8,239)
06/17/21	JP Morgan Chase Bank	400,041	USD	530,000	AUD	(3,763)
06/22/21	JP Morgan Chase Bank	761,491	EUR	935,077	USD	(38,511)
06/22/21	JP Morgan Chase Bank	493,653	USD	415,000	EUR	5,040
06/24/21	JP Morgan Chase Bank	158,619	USD	200,000	CAD	(525)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Forward Foreign Currency Contracts (continued)
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/07/21	JP Morgan Chase Bank	67,760,000	JPY	657,006	USD	$(43,206)
07/08/21	JP Morgan Chase Bank	60,000	CAD	47,020	USD	724
07/08/21	JP Morgan Chase Bank	46,974	USD	60,000	CAD	(770)
07/28/21	JP Morgan Chase Bank	213,000	AUD	164,047	USD	(1,747)
07/28/21	JP Morgan Chase Bank	182,500,000	KRW	165,054	USD	(3,791)
07/28/21	JP Morgan Chase Bank	220,000	SGD	165,663	USD	(2,001)
09/17/21	JP Morgan Chase Bank	1,000,000	CNH	151,796	USD	(1,333)
09/28/21	JP Morgan Chase Bank	965,000	TRY	101,686	USD	1,720
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(108,083)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CNH	-	Chinese Offshore Yuan
EUR	-	Euro
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar